Variable Interest Entities (VIEs)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities (VIEs)

Note 23 – Variable Interest Entities (VIEs)

As at June 30, 2018, we leased two semi-submersible rigs, and one jack-up rig from Ship Finance VIEs under capital leases. Each of the units had been sold by us to single purpose subsidiaries of Ship Finance and simultaneously leased back by us on bareboat charter contracts for a term of 15 years. We have several options to repurchase the units during the charter periods, and obligations to purchase the assets at the end of the 15-year lease period.

The following table gives a summary of the sale and leaseback arrangements, as at June 30, 2018:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option (In $ millions)		Month of last repurchase Option*
West Taurus	Nov 2008	850	418	Feb 2015	149	(1)	Nov 2023
West Hercules	Oct 2008	850	580	Aug 2011	135	(1)	Aug 2023
West Linus	June 2013	600	370	June 2018	170	(2)	June 2028

(1)	Purchase obligations at the end of the 15-year lease period
(2)	Ship Finance has a right to require us to purchase the West Linus rig on the 15th anniversary for $100 million if we do not exercise the final repurchase option

We determine that the Ship Finance subsidiaries, which own the units, are VIEs, and that we are the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are fully consolidated in our consolidated financial statements. We did not record any gains from the sale of the units, as they continued to be reported as assets at their original cost in our consolidated balance sheet at the time of each transaction. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in our consolidated financial statements. At June 30, 2018 and at December 31, 2017 the units are reported under drilling units in our consolidated balance sheet.

The bareboat charter rates are set on the basis of a base LIBOR interest rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the base LIBOR interest rate for each contract. A summary of the bareboat charter rates per day for each unit is given below.

	(In $ thousands)
Unit	2018	2019	2020	2021	2022	2023
West Taurus	112	103	101	97	96	181
West Hercules	118	101	100	96	96	184
West Linus	158	122	99	99	93	189

The assets and liabilities in the financial statements of the VIEs as at June 30, 2018 and as at December 31, 2017 are as follows:

	As at June 30, 2018			As at December 31, 2017
(In $ millions)	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Taurus	West Hercules	West Linus	West Taurus	West Hercules	West Linus
Investment in finance lease	326	316	414	335	326	431
Amount due from related parties	3	4	—	4	4	—
Other assets	6	6	7	6	6	8

Total assets of the VIEs	335	326	421	345	336	439

Short-term interest bearing debt	19	28	45	226	27	48
Long-term interest bearing debt	196	210	240	—	224	261
Other liabilities	10	10	—	3	2	—
Short-term amounts due to related parties	—	—	12	—	—	4
Long-term debt due to related parties	106	73	115	113	80	121

Total liabilities of the VIEs	331	321	412	342	333	434

Equity of the VIEs	4	5	9	3	3	5

Book value of units in the Company’s consolidated financial statements	373	525	504	385	508	515

We present balances due to/from Ship Finance on a net basis, due to the fact there is a right of offset established in the long-term loan agreements, and the balances are intended to be settled on a net basis. As at June 30, 2018, we presented receivable balances (current assets) of $7 million related to SFL Deepwater Ltd, $7 million related to SFL Hercules Ltd, and $6 million related to SFL Linus Ltd against “Long-term debt due to related parties” within “Non-current liabilities” in the consolidated balance sheet. As at December 31, 2017, we had no receivable balances presented against “Long-term debt due to related parties” within “Non-current liabilities” in the Consolidated Balance Sheets.

In the period ended June 30, 2018 the VIEs declared no dividends (June 30, 2017: $14 million).